Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On January 18, 2016, we decreased the amount available under the existing terms of VTTI Operating Revolving Credit Facility by €59 million and therefore the total amount available to be borrowed under the facility is €300 million.
On January 28, 2016, the Partnership declared a distribution for the fourth quarter of 2015 of $0.3015 per unit. The cash distribution was paid on February 12, 2016.
During Q1 2016, we terminated certain existing forward foreign exchange agreements and entered into new forward foreign exchange agreements with a total notional amount of €185.3 million at EUR/USD receiving rates in the range of 1.31608 and 1.31700 through December 2020.
During Q1 2016, we entered into additional interest rate swap agreements with a US dollar notional debt amount of $170 million to pay three month US Dollar Libor rates and receive a fixed rate at 0.752% and a Euro notional debt amount of €145 million to pay three month Euribor and receive a fixed rate at 0.049% until July 30, 2018.
On April 26, 2016, the Partnership declared a distribution for the first quarter of 2016 of $0.31085 per unit. The cash distribution will be paid on May 13, 2016 to unitholders of record as of May 9, 2016.